Statement of Operations (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Sales of goods	€ 17,009	€ 12,399	€ 13,135
Sales of RPPs & leases	3,988	4,508	4,689
Sales of spare parts and services	5,021	5,365	5,378
Total sales	26,018	22,272	23,202
Total net sales	26,018	22,272	23,202
Other revenues	47	20	506
Total revenues	26,065	22,292	23,708
Cost of goods	(9,735)	(7,365)	(7,656)
Cost of RPPs & leases	(2,329)	(2,240)	(2,641)
Cost of spare parts and services	(3,568)	(3,830)	(3,956)
Total cost of sales	(15,632)	(13,435)	(14,253)
Gross profit	10,433	8,857	9,455
Operating Expenses
Research and development expenses	(2,659)	(2,436)	(3,268)
Selling and marketing expenses	(6,620)	(5,874)	(6,684)
General and administrative expenses	(3,185)	(3,044)	(3,320)
Loss from operations	(2,030)	(2,497)	(3,818)
Nonoperating Income (Expense)
Foreign currency exchange gain (loss), net	(733)	482	884
Other income (expense), net	0	(50)	0
Financial (expense) income, net	(4,594)	1,522	(8,844)
Income (loss) before taxes	(7,358)	(543)	(11,778)
Income tax (expense) benefit	(118)	(395)	(939)
Net income (loss)	€ (7,475)	€ (938)	€ (12,717)
Earnings per share
Basic income (loss) per share	€ (0.43)	€ (0.07)	€ (0.98)
Diluted income (loss) per share	€ (0.43)	€ (0.07)	€ (0.98)
Basic Weighted average shares outstanding	17,556,395	13,345,004	13,008,401
Diluted Weighted average shares outstanding	17,556,395	13,345,004	13,008,401